Earnings per Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted

	Three Months Ended
(In thousands, except share and per share amounts)	September 30, 2012	September 30, 2011
Net (loss) income attributable to Molycorp stockholders	$(18,891)	$45,356
Dividends on Convertible Preferred Stock	(2,846)	(2,846)
(Loss) income attributable to common stockholders	(21,737)	42,510
Weighted average common shares outstanding—basic	117,086,022	83,847,119
Basic (loss) earnings per share	$(0.19)	$0.51

(Loss) income attributable to common stockholders	(21,737)	42,510
Effect of dilutive 3.25% Convertible Notes	—	404
(Loss) income attributable to common stockholders adjusted for effect of dilution	(21,737)	42,914
Weighted average common shares outstanding—diluted	117,086,022	87,069,256
Diluted (loss) earnings per share	$(0.19)	$0.49

	Nine Months Ended
(In thousands, except share and per share amounts)	September 30, 2012	September 30, 2011
Net (loss) income attributable to Molycorp stockholders	$(89,976)	$90,947
Dividends on Convertible Preferred Stock	(8,539)	(7,116)
(Loss) income attributable to common stockholders	(98,515)	83,831
Weighted average common shares outstanding—basic	101,147,638	83,321,816
Basic (loss) earnings per share	$(0.97)	$1.01

(Loss) income attributable to common stockholders	(98,515)	83,831
Effect of dilutive 3.25% Convertible Notes	—	413
(Loss) income attributable to common stockholders adjusted for effect of dilution	(98,515)	84,244
Weighted average common shares outstanding—diluted	101,147,638	84,596,676
Diluted (loss) earnings per share	$(0.97)	$1.00

(In thousands, except share and per share amounts)	Year Ended December 31, 2011
Net income attributable to Molycorp stockholders	$117,526
Cumulative undeclared and paid dividends on preferred stock	(9,962)
Net income attributable to common stockholders	107,564
Weighted average common shares outstanding—basic	83,454,221
Basic earnings per share	$1.29
Net income attributable to common stockholders	$107,564
Effect of dilutive Notes	413
Income attributable to common stockholders, adjusted for the effect of dilutive Notes	107,977
Weighted average common shares outstanding—dilutive	85,220,017
Dilutive earnings per share	$1.27